July 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:       RiverSource Managers Series, Inc.
           RiverSource Partners Aggressive Growth Fund
           RiverSource Partners Fundamental Value Fund
           RiverSource Partners Select Value Fund
           RiverSource Partners Small Cap Equity Fund
           RiverSource Partners Small Cap Value Fund

           Post-Effective Amendment No. 21
           File No. 333-57852/811-10321

           Accession Number: 0000950123-09-026277

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 21 (Amendment). This Amendment was filed electronically on July 28, 2009.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
-----------------------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.